SUBSEQUENT EVENTS (Narrative) (Details) ₪ in Thousands, $ in Thousands		1 Months Ended
	Jul. 01, 2024 ILS (₪)	Jul. 26, 2024	Jul. 12, 2024 shares	Jun. 30, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Current borrowings | $				$ 12,746	$ 12,119
Number of shares issued			2,232,357	13,394,136	13,394,136
Number of shares outstanding			2,232,357	13,394,136	13,394,136
Subsequent Event [Member]
Disclosure of non-adjusting events after reporting period [line items]
Minimum share price listing requirement for and compliance notice description		a formal notice from The Nasdaq Stock Market, LLC ("Nasdaq") stating that the Company has regained compliance with the minimum bid price requirement set forth in Rule 5550(a)(2) of the Nasdaq Listing.
Subsequent Event [Member] | Non Financial Institution [Member]
Disclosure of non-adjusting events after reporting period [line items]
Current borrowings | ₪	₪ 1,113
Loan bearing interest rate	12.00%
Loan maturity date	mature 62 days from the date of signing the loan agreement.